Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	4.86202%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,917,478.21

Principal:
Principal Collections	$15,554,311.76
Prepayments in Full	$6,387,732.61
Liquidation Proceeds	$185,853.13
Recoveries	$142,001.35
Sub Total	$22,269,898.85
Collections	$24,187,377.06

Purchase Amounts:
Purchase Amounts Related to Principal	$330,926.54
Purchase Amounts Related to Interest	$2,256.15
Sub Total	$333,182.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,520,559.75

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	33
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,520,559.75
Servicing Fee	$383,889.45	$383,889.45	$0.00	$0.00	$24,136,670.30
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,136,670.30
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,136,670.30
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,136,670.30
Interest - Class A-3 Notes	$842,813.76	$842,813.76	$0.00	$0.00	$23,293,856.54
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$22,929,056.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,929,056.54
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$22,729,087.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,729,087.29
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$22,583,944.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,583,944.71
Regular Principal Payment	$20,292,862.26	$20,292,862.26	$0.00	$0.00	$2,291,082.45
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,291,082.45
Residual Released to Depositor	$0.00	$2,291,082.45	$0.00	$0.00	$0.00
Total		$24,520,559.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,292,862.26
Total					$20,292,862.26

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,292,862.26	$39.79	$842,813.76	$1.65	$21,135,676.02	$41.44
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$20,292,862.26	$12.85	$1,552,725.59	$0.98	$21,845,587.85	$13.83

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$217,500,325.03	0.4264712	$197,207,462.77	0.3866813
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$392,440,325.03	0.2485467	$372,147,462.77	0.2356945

Pool Information
Weighted Average APR	5.420%	5.458%
Weighted Average Remaining Term	33.57	32.90
Number of Receivables Outstanding	22,780	22,034
Pool Balance	$460,667,340.68	$437,939,011.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$426,981,921.51	$406,348,134.32
Pool Factor	0.2659485	0.2528272

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$31,590,877.58
Targeted Overcollateralization Amount	$65,791,549.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$65,791,549.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$269,504.74
(Recoveries)		85	$142,001.35
Net Loss for Current Collection Period			$127,503.39
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3321%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0700%
Second Prior Collection Period			0.6043%
Prior Collection Period			1.0074%
Current Collection Period			0.3405%
Four Month Average (Current and Prior Three Collection Periods)			0.7555%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,526	$14,987,768.39
(Cumulative Recoveries)			$2,514,616.75
Cumulative Net Loss for All Collection Periods			$12,473,151.64
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7201%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,933.40
Average Net Loss for Receivables that have experienced a Realized Loss			$4,937.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.68%	260	$7,350,115.73
61-90 Days Delinquent	0.35%	57	$1,548,495.47
91-120 Days Delinquent	0.05%	6	$230,134.25
Over 120 Days Delinquent	0.13%	21	$586,847.24
Total Delinquent Receivables	2.22%	344	$9,715,592.69

Repossession Inventory:
Repossessed in the Current Collection Period		15	$350,753.01
Total Repossessed Inventory		30	$925,629.43

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2374%
Prior Collection Period			0.3029%
Current Collection Period			0.3812%
Three Month Average			0.3072%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5401%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	33

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	71	$2,181,295.31
2 Months Extended	130	$4,106,460.69
3+ Months Extended	34	$1,058,875.16

Total Receivables Extended	235	$7,346,631.16
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer